SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of Company's Restricted Stock Awards
The tables below summarize the Company’s restricted stock awards as of December 31, 2018:

	Restricted shares – Employees	Weighted- average grant- date fair value - Employees
Non-vested at January 1, 2018	138,665	$13.55
Granted during the year	-	-
Vested during the year	(26,500)	$9.84
Forfeited during the year	-	-
Non-vested at December 31, 2018	112,165	$14.43